Investment in associates other companies (Details) - EUR (€) € in Millions	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Other associates [Line Items]
Investments in associates accounted for using equity method	€ 3,023	€ 3,023	€ 2,038	€ 1,951
Other companies [Member]
Other associates [Line Items]
Investments in associates accounted for using equity method	220	€ 220	263	€ 276
Other companies [Member] | Riverlinx limited silvertown tunnel [Member]
Other associates [Line Items]
Investments in associates accounted for using equity method	65		52
Other companies [Member] | Concesionaria madrid calle 30 [Member]
Other associates [Line Items]
Investments in associates accounted for using equity method	56		52
Other companies [Member] | Netflow osars western gp [Member]
Other associates [Line Items]
Investments in associates accounted for using equity method	38		42
Other companies [Member] | Ruta del Cacao [Member]
Other associates [Line Items]
Investments in associates accounted for using equity method	27		22
Other companies [Member] | FMM Company LLC [Member]
Other associates [Line Items]
Investments in associates accounted for using equity method	18		19
Other companies [Member] | Other associates [Member]
Other associates [Line Items]
Investments in associates accounted for using equity method	€ 16		€ 76